AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 9, 2019 TO THE MAY 1, 2019 TO THE PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and statement of additional information (together the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

Effective as of September 1, 2019, the "Texas" variation in "Appendix III:
State contract availability and/or variations of certain features and benefits" in the Prospectus and any supplements thereto, is replaced in its entirety with the following:

-----------------------------------------------------------------------------------
                                CONTRACT TYPE/SERIES/
 STATE   FEATURES AND BENEFITS  EFFECTIVE DATE         AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------

TEXAS  See                             6% of the amount withdrawn, generally declining
       "Withdrawal                     for the first through 12th contract years;
       Charge" in
       "Charges under                     Contract      Charge
       the contracts"                     year(s)       ------
       under "Charges                     -------
       and expenses."                        1          6.00%
                                             2          5.75%
                                             3          5.50%
                                             4          5.25%
                                             5          5.00%
                                             6          4.75%
                                             7          4.50%
                                             8          4.25%
                                             9          4.00%
                                             10         3.00%
                                             11         1.00%
                                             12         1.00%
                                        13 and later    0.00%

                                       The total of all withdrawal charges may not
                                       exceed 8% of all contributions made during a
                                       specified period before the withdrawal is made.

       See "What are   For all new     Unavailable variable investment options: The
       your            and existing    variable investment options that invest in
       investment      TSA contract    portfolios of unaffiliated trusts are not
       options under   owners          available.
       the contract"   (regardless of
       in "Contract    the contract
       features and    issue date)
       benefits".      who are
                       employees of
                       public school
                       districts and
                       open
                       enrollment
                       charter
                       schools
                       (grades K-12),
                       who are
                       participants
                       in the TSA
                       plan, the
                       providers of
                       which are
                       subject to the
                       403(b)
                       Certification
                       Rules of the
                       Teacher
                       Retirement
                       System of the
                       State of
                       Texas, and who
                       enroll and
                       contribute to
                       the TSA
                       contracts
                       through a
                       salary
                       reduction
                       agreement.

       See the SAI
       for condensed
       financial
       Information.
------------------------------------------------------------------------------------------


                   Form No. IM-14-19 (5/19)           Catalog No. 159975 (5/19)
                   EV Employer Sponsored - TX
                   TSA only (SAR Mail)                                   #47970

         EQUI-VEST(R) is issued by and is a registered service mark of
             AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.
   Copyright 2019 AXA Equitable Life Insurance Company. All rights reserved.
                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 9, 2019 TO THE MAY 1, 2019 TO THE PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS

..   EQUI-VEST VANTAGE/SM/

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus supplement and statement of additional information (together the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

Effective as of September 1, 2019, the "Texas" variation in "Appendix II: State contract availability and/or variations of certain features and benefits" in the Prospectus and any supplements thereto, is replaced in its entirety with the following:

-----------------------------------------------------------------------------------------------------------------
                                        CONTRACT TYPE/SERIES/
 STATE   FEATURES AND BENEFITS          EFFECTIVE DATE         AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------------------------------------
TEXAS    See "Withdrawal Charge                                The withdrawal charge equals up to 6.00% of the
         for EQUI-VEST(R) Vantage/SM/"                         amount withdrawn from your account value (or of
         contracts in section 13 of                            the defaulted loan amount, if applicable) in the
         the Supplement.                                       first five contract or participation years, as
                                                               applicable.

                                                            Participant/
                                                           contract year                      Charge
                                                           -------------                      ------
                                                                 1                            6.00%
                                                                 2                            5.75%
                                                                 3                            5.50%
                                                                 4                            5.25%
                                                                 5                            5.00%
                                                            6 and later                       0.00%

  EQUI-VEST(R) Vantage/SM/                            Not available.
  enhanced death benefit

  See the SAI for
  condensed financial
  Information.
-------------------------------------------------------------------------------------------------------------------


         EQUI-VEST(R) is issued by and is a registered service mark of
             AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.
   Copyright 2019 AXA Equitable Life Insurance Company. All rights reserved.
                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234

                   Form No. IM-13-19 (5/19)
                   EV Vantage - TX TSA only           Catalog No. 159974 (5/19)
                   SAR Mailing                                           #42404